July 29, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Re:	DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
File No.: 811-3726; 2-83429

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6850.

Very truly yours, /s/Faria Adam FariaAdam